Accumulated other comprehensive (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated other comprehensive (loss)
Balance at beginning of year	$ 1,706.2	$ 1,917.2
Other comprehensive (loss)	(35.1)	(61.9)	$ 71.7
Balance at end of year	1,642.8	1,706.2	1,917.2
Accumulated other comprehensive (loss)
Accumulated other comprehensive (loss)
Balance at beginning of year	(202.4)	(140.5)	(212.2)
Other comprehensive (loss)	(35.1)	(61.9)	71.7
Balance at end of year	(237.5)	(202.4)	(140.5)
Foreign currency translation adjustment
Accumulated other comprehensive (loss)
Balance at beginning of year	(202.4)	(140.5)	(212.2)
Other comprehensive (loss)	(35.1)	(61.9)	71.7
Balance at end of year	$ (237.5)	$ (202.4)	$ (140.5)